CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 2,461	¥ 0
Contract assets, net | ¥	1,515,627	992,049
Financing receivables, allowance | ¥	¥ 0	¥ 0
Ordinary shares:
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	186,332,444	123,132,842
Ordinary shares, outstanding (in shares)	185,595,072	123,128,842
Treasury stock, issued (in shares)	737,372	4,000